Inventory	12 Months Ended
Dec. 31, 2020
Inventory.
Inventory

20    Inventory

Accounting policy

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related fixed production overheads (based on normal operating capacity). Variable production overhead costs are included in inventory cost based on the actual production level. The net realizable value is the estimated selling price in the ordinary course of business, less any additional selling expenses. Imports in transit are stated at the accumulated cost of each import. A provision for obsolete inventory - finished products, semi-finished products, raw materials and auxiliary materials - is recognized when items cannot be used in normal production or sold because they are damaged or do not meet the Company’s specification. Slow-moving provision is recognized for inventory items that are in excess of the expected normal use or sale. The amount of slow-moving provision recognized is determined based on 20% of the carrying amount for each six-month period without use or sale.

(a)   Composition

	2020	2019
Finished products	94,033	106,595
Semi-finished products	56,335	89,239
Raw materials	66,278	50,848
Auxiliary materials and consumables	68,950	76,974
Inventory provisions (i)	(29,074)	(28,398)
	256,522	295,258
(i)	As of December 31, 2020, there was no COVID-19 impact on the Company's inventory costs considering that zinc price increased by the end of the year in comparison with that of December 2019.

Due to the lower mining production and smelting production in Peru because of the Peruvian government’s mandates in response to the COVID-19 (as explained in note 1) and also due to the 40% reduction in production at Juiz de Fora smelting unit in Brazil, in May and June, because of the anticipated lower market demand also associated with COVID-19, the Company recognized USD 73,930 in cost of sales related to abnormal production costs in 2020. Idle capacity used to determine the abnormal cost of production was calculated using the historical production data of the actual production during the period this idle capacity was estimated. Since August 2020, the Company determined that there was no longer need to recognize any abnormal production costs since the operating units were returning to their projected production.

(b)   Changes to the provision of the year

	2020	2019
Balance at the beginning of the year	(28,398)	(23,437)
Additions	(11,439)	(16,171)
Reversals	9,647	11,077
Exchange variation gains	1,116	133
Balance at the end of the year	(29,074)	(28,398)